Stock-Based Compensation Expense - Summary Of Stock Option Activity (Parenthetical) (Detail) - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 44.7	$ 1.1	$ 78.7	$ 4.4	$ 28.8
2017 Amended Equity Incentive Plan [Member] | Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award early exercise of stock options			0.0	2.6
Share based compensation by share based award number of options fully vested during the period			4.2
2017 Amended Equity Incentive Plan [Member] | Board Members [Member] | General and Administrative Expense [Member] | Bird Rides [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation				$ 0.7